DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		12 Months Ended
	Feb. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		14,749,999
Proceeds from sale of Private Placement Warrants		$ 7,750,000
Transaction Costs	$ 6,224,714
Underwriting fees	5,750,000
Other offering costs	$ 474,714
Payments for investment of cash in Trust Account		$ 287,500,000
Condition for future business combination number of businesses minimum | item		1
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Redemption period upon closure		10 days
Maximum Allowed Dissolution Expenses		$ 100,000
Reduction in the amount of funds held in trust account (in dollars per share) | $ / shares		$ 10.00
Cash		$ 396,295	$ 172,854
Working capital		317,788
Maturity term of U.S. government securities	185 days
Interest earned on marketable securities held in Trust Account		15,823
Minimum Net Tangible Assets Upon Consummation Of The Company'S Initial Business Combination		$ 5,000,001
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	28,750,000
Shares Issued, Price Per Share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 287,500,000
Payments for investment of cash in Trust Account	$ 287,500,000
Issuance of Class B Common Stock to Sponsor (in shares) | shares	28,750,000
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		5,166,666
Price of warrant | $ / shares		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 7,750,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B Common Stock to Sponsor (in shares) | shares	3,750,000